Nature of Operations, Corporate History, and Going Concern and Management Plans - Additional Information (Detail) - USD ($) $ in Thousands			3 Months Ended			5 Months Ended	9 Months Ended		12 Months Ended
	Jun. 28, 2023	Aug. 02, 2022	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Net loss			$ (2,011)		$ (3,264)		$ (5,996)	$ (11,314)	$ (14,649)	$ (22,661)
Negative cash flow from operations							(5,734)	$ (10,357)	(11,865)	(20,392)
Cash and cash equivalents			6,351			$ 6,351	6,351		1,535	11,780
Accumulated deficit			$ (157,550)			$ (157,550)	$ (157,550)		$ (151,375)	$ (136,356)
Net proceeds available under the stock purchase agreement		$ 2,008
Proceeds from grant funding	$ 2,000
Description of grant funding received							In addition, on June 28, 2023, the Company announced that it had been awarded approximately $2,000 in grant funding to be received over a two-year period for its REM-001 project.		In addition, on June 28, 2023, the Company announced that it had been awarded approximately $2.0 million in grant funding to be received over a two year period for its REM-001 project
Stock issued during period shares new issues		662,000
Substantial Doubt about Companys Ability to Continues Going Concern Period							1 year		1 year
Previously Reported [Member]
Net proceeds available under the stock purchase agreement		$ 1,903
ATM Facility [Member]
Stock issued during period shares new issues			45,138,000	8,013,000
Number of shares issued in transaction						53,151,000	53,151,000
Sale of Stock, Consideration Received on Transaction						$ 10,471	$ 10,471